REVENUE - Summary of Disaggregation Of Revenue (Detail) - Branded Online Inc dba Nogin [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 45,548	$ 28,274	$ 101,348	$ 45,517	$ 40,954
Commerce-as-a-Service Revenue
Revenue	10,307	9,382	19,830	20,227	22,460
Product sales revenue
Revenue	20,756	4,515	51,346	0	0
Marketing revenue
Revenue	7,686	8,808	19,249	14,142	10,177
Shipping revenue
Revenue	4,115	2,823	7,030	5,363	3,535
Other revenue
Revenue	$ 2,684	$ 2,746	$ 3,893	$ 5,785	$ 4,782